Description of Business and Organization - Restaurant Count for Geographic Areas (Detail) - Restaurants	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operation By Geographical [Line Items]
Restaurant count at end of period	19,043
Restaurant count at end of period	19,043
Franchised Restaurants [Member]
Operation By Geographical [Line Items]
Restaurant count at end of period	18,978
Restaurant count at end of period	18,978
Company Restaurants [Member]
Operation By Geographical [Line Items]
Restaurant count at end of period	65
Restaurant count at end of period	65
System Wide Restaurants [Member]
Operation By Geographical [Line Items]
Restaurant count at end of period	19,043
Restaurant count at end of period	19,043
Burger King [Member] | Franchised Restaurants [Member]
Operation By Geographical [Line Items]
Restaurant count at end of period	13,615	12,579	11,217
Restaurant count at beginning of period	13,615	12,579	11,217
Openings	999	882	691
Closures	(294)	(206)	(200)
Net refranchisings		360	871
Restaurant count at end of period	14,320	13,615	12,579
Burger King [Member] | Company Restaurants [Member]
Operation By Geographical [Line Items]
Restaurant count at end of period	52	418	418
Restaurant count at beginning of period	52	418
Restaurant count at end of period	52	52	418
Burger King [Member] | System Wide Restaurants [Member]
Operation By Geographical [Line Items]
Restaurant count at end of period	13,667	12,997	12,997
Restaurant count at beginning of period	13,667	12,997
Restaurant count at end of period	14,372	13,667	12,997
Tim Hortons [Member] | Franchised Restaurants [Member]
Operation By Geographical [Line Items]
Restaurant count at end of period	4,658
Restaurant count at end of period	4,658
Tim Hortons [Member] | Company Restaurants [Member]
Operation By Geographical [Line Items]
Restaurant count at end of period	13
Restaurant count at end of period	13
Tim Hortons [Member] | System Wide Restaurants [Member]
Operation By Geographical [Line Items]
Restaurant count at end of period	4,671
Restaurant count at end of period	4,671